Interests in Other Entities - Schedule of Financial Information for Associates (Details)	12 Months Ended
	Jun. 30, 2026 AUD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2024 USD ($)
Schedule of Financial Information for Associates [Line Items]
Total					$ 1,456,019
Immuron Inc [Member]
Schedule of Financial Information for Associates [Line Items]
The group’s share of loss for the period					(1,456,019)
Share of loss for the year - 23.6% (2025: 23.6%)						$ (291,711)
Impairment of investment in associate						$ (1,164,308)
Total					$ (1,456,019)